Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$62,119,303.98	0.1701899	$34,576,298.99	0.0947296	$27,543,004.99
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$602,959,303.98	0.5289859	$575,416,298.99	0.5048220	$27,543,004.99

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	43.33		42.36
Pool Receivables Balance	$642,790,985.62		$614,175,134.88
Remaining Number of Receivables	47,424		46,423

Adjusted Pool Balance	$620,186,108.32		$592,643,103.33

III. COLLECTIONS

Principal:
Principal Collections	$27,655,266.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$544,455.00
Total Principal Collections	$28,199,721.03

Interest:
Interest Collections	$1,752,354.89
Late Fees & Other Charges	$44,652.62
Interest on Repurchase Principal	$-
Total Interest Collections	$1,797,007.51

Collection Account Interest	$1,776.23
Reserve Account Interest	$208.06
Servicer Advances	$-

Total Collections	$29,998,712.83

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$29,998,712.83
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,998,712.83

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$535,659.15		$535,659.15	$535,659.15
Collection Account Interest					$1,776.23
Late Fees & Other Charges					$44,652.62
Total due to Servicer					$582,088.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$23,812.40		$23,812.40
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$380,391.40		$380,391.40	$380,391.40

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$28,900,956.43

9. Regular Principal Distribution Amount:					$27,543,004.99

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$27,543,004.99
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$27,543,004.99	$27,543,004.99
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,543,004.99	$27,543,004.99

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,357,951.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,604,877.30
Beginning Period Amount	$22,604,877.30
Current Period Amortization	$1,072,845.76
Ending Period Required Amount	$21,532,031.55
Ending Period Amount	$21,532,031.55
Next Distribution Date Required Amount	$20,485,769.64

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.78%	2.91%	2.91%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	45,864	98.33%	$603,926,906.13
30 - 60 Days	0.95%	443	1.30%	$7,991,786.49
61 - 90 Days	0.19%	90	0.28%	$1,735,444.01
91 + Days	0.06%	26	0.08%	$520,998.25
		46,423		$614,175,134.88
Total
Delinquent Receivables 61 + days past due	0.25%	116	0.37%	$2,256,442.26
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	119	0.35%	$2,243,220.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	116	0.30%	$1,998,106.33
Three-Month Average Delinquency Ratio	0.25%		0.34%

Repossession in Current Period		35		$698,838.95
Repossession Inventory		86		$505,604.22

Charge-Offs
Gross Principal of Charge-Off for Current Period				$960,584.71
Recoveries				$(544,455.00)
Net Charge-offs for Current Period				$416,129.71

Beginning Pool Balance for Current Period				$642,790,985.62

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.67%

Cumulative Net Losses for All Periods				$8,539,675.46
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$3,202,056.06
Number of Extensions				171